Note 8 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated depreciation	Net

Buildings	$1,365	$771	$594
Vehicles	1,556	884	672
Furniture and equipment	41,535	28,565	12,970
Computer equipment and software	82,576	59,215	23,361
Leasehold improvements	52,916	27,960	24,956
	$179,948	$117,395	$62,553
	Cost	Accumulated depreciation	Net

Buildings	$1,465	$790	$675
Vehicles	1,131	518	613
Furniture and equipment	33,932	19,125	14,807
Computer equipment and software	67,555	44,922	22,633
Leasehold improvements	50,515	24,052	26,463
	$154,598	$89,407	$65,191